May 3, 2012

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Subject:         Nationwide VLI Separate Account-4
Nationwide Life Insurance Company
SEC File No. 333-169879
CIK No. 0001041357

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account-4 (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the prospectus contained in Pre-Effective Amendment No. 3 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2012.

Please contact me direct at (614) 249-0111 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ PAIGE L. RYAN

Paige L. Ryan
Managing Counsel